NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.5%
	EQUITY - 90.5%
25,451	Amplify Online Retail ETF(a)	$1,351,448
25,220	Invesco Nasdaq 100 ETF	3,982,995
1,112	iShares Core S&P 500 ETF	511,720
51,594	iShares MSCI EAFE Value ETF	2,633,874
54,529	iShares MSCI Eurozone ETF	2,559,591
9,709	iShares Transportation Average ETF	2,593,420
30,612	SPDR S&P Homebuilders ETF	2,587,020
53,745	SPDR S&P Regional Banking ETF	2,616,844
8,790	Vanguard Consumer Discretionary ETF	2,573,888
7,403	Vanguard Industrials ETF	1,569,362
5,783	Vanguard Information Technology ETF	2,630,166
		25,610,328

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,079,198)	25,610,328

	SHORT-TERM INVESTMENTS — 9.1%
	MONEY MARKET FUNDS - 9.1%
1,022,841	Dreyfus Money Market Fund, Select Class, 4.33%(b)	1,022,841
1,543,895	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.03%(b)	1,543,895
	TOTAL MONEY MARKET FUNDS (Cost $2,566,736)	2,566,736

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,566,736)	2,566,736

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED(a) - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
86	S&P 500 Index	08/18/2023	$4,410.00	$39,465,056	54,610
	TOTAL PUT OPTIONS PURCHASED (Cost - $247,435)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $247,435)				54,610

NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Contracts(d)		Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED(a) - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
1,000	iPath Series B S&P 500 VIX Short-Term Futures ETN	08/04/2023	$23.50	$1,486,000	$25,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $163,650)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $163,650)				25,000

	TOTAL INVESTMENTS - 99.9% (Cost $26,057,019)				$28,256,674
	CALL OPTIONS WRITTEN - (0.3)% (Premiums Received - $235,748)				(80,000)
	PUT OPTIONS WRITTEN - (0.1)% (Premiums Received - $75,430)				(16,340)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%				148,888
	NET ASSETS - 100.0%				$28,309,222

Contracts(d)
	WRITTEN EQUITY OPTIONS(a) - (0.3)%
	CALL OPTIONS WRITTEN - (0.3)%
1,000	iPath Series B S&P 500 VIX Short-Term Futures ETN	08/04/2023	22.00	1,486,000	80,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $235,748)

	TOTAL EQUITY OPTIONS WRITTEN (Premiums Received - $235,748)				80,000

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.1)%
	PUT OPTIONS WRITTEN - (0.1)%
86	S&P 500 Index	08/18/2023	4,190	39,465,056	16,340
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $75,430)

	TOTAL INDEX OPTIONS WRITTEN (Premiums Received - $75,430)				$16,340

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of July 31, 2023.

(c)	Each contract is equivalent to one futures contract.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 11.6%
	FIXED INCOME - 11.6%
4,096,302	iShares iBoxx High Yield Corporate Bond ETF(k)	$309,270,801
5,150,000	SPDR Bloomberg High Yield Bond ETF	477,662,500
		786,933,301

	TOTAL EXCHANGE-TRADED FUNDS (Cost $781,460,437)	786,933,301

	OPEN END FUNDS — 1.6%
	FIXED INCOME - 0.8%
5,132,335	Navigator Ultra Short Bond Fund, Class I(j)	51,733,940

	MIXED ALLOCATION - 0.8%
5,548,569	Navigator Tactical US Allocation Fund, Class I(j)	55,208,266

	TOTAL OPEN-END FUNDS (Cost $106,728,841)	106,942,206

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 22.5%
	AEROSPACE & DEFENSE — 0.6%
19,250,000	Huntington Ingalls Industries, Inc.		0.6700	08/16/23	19,208,110
20,750,000	Northrop Grumman Corporation		3.2500	08/01/23	20,750,000
					39,958,110
	ASSET MANAGEMENT — 0.7%
45,530,000	Charles Schwab Corporation(a)	SOFRRATE + 0.500%	5.5940	03/18/24	45,440,218

	AUTOMOTIVE — 1.7%
40,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.670%	5.7790	01/10/25	40,026,931
45,000,000	Toyota Motor Credit Corporation(a)	SOFRINDX + 0.650%	5.7500	12/29/23	45,073,073
28,345,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.380%	5.5280	02/22/24	28,355,490
					113,455,494

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.5% (Continued)
	BANKING — 5.1%
15,000,000	Bank of Montreal(a)	SOFRINDX + 0.710%	5.8030	03/08/24	$15,014,227
41,975,000	Bank of Nova Scotia(a)	SOFRRATE + 0.550%	5.6440	09/15/23	41,987,897
8,500,000	Bank of Nova Scotia(a)	SOFRINDX + 0.960%	6.0530	03/11/24	8,526,285
5,000,000	Bank of Nova Scotia		0.7000	04/15/24	4,825,959
9,803,000	Bank of Nova Scotia(a)	SOFRRATE + 0.380%	5.6830	07/31/24	9,775,067
2,475,000	Credit Suisse A.G.		0.5200	08/09/23	2,473,227
14,000,000	Credit Suisse A.G.		0.4950	02/02/24	13,595,898
35,000,000	Discover Bank		4.2000	08/08/23	34,987,936
15,341,000	HSBC Holdings plc(b)	US0003M + 1.211%	3.8030	03/11/25	15,107,606
10,547,000	KeyBank NA(b)	SOFRRATE + 0.340%	5.4410	01/03/24	10,435,082
14,789,000	KeyBank NA(b)	SOFRRATE + 0.320%	0.4330	06/14/24	14,513,785
4,400,000	Lloyds Banking Group plc		4.0500	08/16/23	4,396,897
32,000,000	Morgan Stanley Bank NA(a)	SOFRRATE + 0.780%	5.9610	07/16/25	32,049,206
22,060,000	Natwest Group plc		3.8750	09/12/23	22,010,155
15,000,000	Royal Bank of Canada(a)	SOFRINDX + 0.300%	5.4300	01/19/24	14,978,232
72,000,000	Royal Bank of Canada(a)	SOFRINDX + 0.360%	5.6630	07/29/24	71,781,279
31,100,000	Toronto-Dominion Bank(a)	SOFRRATE + 0.355%	5.4490	03/04/24	31,062,760
					347,521,498
	BIOTECH & PHARMA — 0.8%
25,000,000	Gilead Sciences, Inc.		2.5000	09/01/23	24,941,377
13,577,000	Gilead Sciences, Inc.		0.7500	09/29/23	13,473,744
19,026,000	Royalty Pharma plc		0.7500	09/02/23	18,944,392
200,000	Takeda Pharmaceutical Company Ltd.		4.4000	11/26/23	199,095
					57,558,608
	CABLE & SATELLITE — 0.0%(c)
1,200,000	Cequel Communications Holdings I, LLC / Cequel(d)		7.5000	04/01/28	747,000

	ELEC & GAS MARKETING & TRADING — 0.1%
3,500,000	Centrica plc(d)		4.0000	10/16/23	3,485,494

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.5% (Continued)
	ELECTRIC UTILITIES — 1.3%
15,000,000	CenterPoint Energy, Inc.(a)	SOFRRATE + 0.650%	5.7470	05/13/24	$14,983,496
30,216,000	Dominion Energy, Inc.(a)	US0003M + 0.530%	6.0820	09/15/23	30,218,362
34,000,000	Florida Power & Light Company(a)	SOFRINDX + 0.380%	5.4890	01/12/24	34,000,111
4,191,000	Pacific Gas and Electric Company		4.2500	08/01/23	4,191,000
7,989,000	WEC Energy Group, Inc.		0.5500	09/15/23	7,923,025
					91,315,994
	ELECTRICAL EQUIPMENT — 0.2%
10,461,000	Lennox International, Inc.		3.0000	11/15/23	10,361,291

	FOOD — 0.8%
14,250,000	Conagra Brands, Inc.		0.5000	08/11/23	14,230,713
40,000,000	Danone S.A.(d)		2.5890	11/02/23	39,678,038
					53,908,751
	HEALTH CARE FACILITIES & SERVICES — 0.2%
3,799,000	AmerisourceBergen Corporation		3.4000	05/15/24	3,728,843
11,449,000	Cigna Corporation		0.6130	03/15/24	11,079,414
					14,808,257
	INDUSTRIAL SUPPORT SERVICES — 0.3%
20,000,000	Triton Container International Ltd.(d)		0.8000	08/01/23	20,000,000

	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
7,400,000	Bank of New York Mellon Corporation		0.5000	04/26/24	7,118,600
28,000,000	Coinbase Global, Inc.(d)		3.6250	10/01/31	17,697,775
21,500,000	Credit Suisse A.G.(d)		6.5000	08/08/23	21,456,140
					46,272,515
	INSURANCE — 0.3%
5,000,000	Pricoa Global Funding I(d)		3.4500	09/01/23	4,989,702
12,925,000	Willis North America, Inc.		3.6000	05/15/24	12,685,143
					17,674,845

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.5% (Continued)
	LEISURE FACILITIES & SERVICES — 0.5%
31,975,000	Starbucks Corporation(a)	SOFRINDX + 0.420%	5.5170	02/14/24	$31,967,751

	MACHINERY — 0.7%
47,500,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.450%	5.5470	11/13/23	47,531,732

	OIL & GAS PRODUCERS — 2.4%
10,300,000	Chevron USA, Inc.(a)	US0003M + 0.200%	5.5390	08/11/23	10,300,714
13,000,000	Enbridge, Inc.		2.1500	02/16/24	12,725,827
36,373,000	Enbridge, Inc.(a)	SOFRINDX + 0.630%	5.7270	02/16/24	36,392,032
9,100,000	Energy Transfer Operating, L.P.		4.2000	09/15/23	9,079,789
29,266,000	Kinder Morgan Energy Partners, L.P.		3.5000	09/01/23	29,210,060
30,062,000	Kinder Morgan Energy Partners, L.P.		4.1500	02/01/24	29,790,912
5,000,000	Kinder Morgan, Inc.(d)		5.6250	11/15/23	4,995,996
14,977,000	Phillips 66		0.9000	02/15/24	14,588,679
18,320,000	Spectra Energy Partners, L.P.		4.7500	03/15/24	18,190,039
					165,274,048
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
25,116,000	Public Storage(a)	SOFRRATE + 0.470%	5.6180	04/23/24	25,116,545

	RETAIL - DISCRETIONARY — 0.6%
39,665,000	Lowe’s Companies, Inc.		3.8750	09/15/23	39,576,712

	SEMICONDUCTORS — 0.2%
12,035,000	Microchip Technology, Inc.		0.9720	02/15/24	11,711,068

	SOFTWARE — 0.4%
25,958,000	VMware, Inc.		0.6000	08/15/23	25,907,315

	SPECIALTY FINANCE — 0.9%
686,000	AerCap Ireland Capital DAC / AerCap Global		4.5000	09/15/23	684,563
30,000,000	AerCap Ireland Capital DAC / AerCap Global		1.1500	10/29/23	29,633,004
35,000,000	American Express Company(a)	SOFRINDX + 0.720%	5.8110	05/03/24	35,056,907
					65,374,474

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.5% (Continued)
	TECHNOLOGY HARDWARE — 0.7%
11,800,000	Hewlett Packard Enterprise Company		4.4500	10/02/23	$11,774,428
35,000,000	Hewlett Packard Enterprise Company B		5.9000	10/01/24	35,037,458
					46,811,886
	TECHNOLOGY SERVICES — 0.1%
600,000	Fiserv, Inc.		3.8000	10/01/23	597,806
5,485,000	International Business Machines Corporation		3.6250	02/12/24	5,426,575
					6,024,381
	TELECOMMUNICATIONS — 1.4%
50,000,000	Sprint Corporation		7.8750	09/15/23	50,083,850
45,743,000	Sprint Corporation		7.1250	06/15/24	46,214,101
					96,297,951
	TOBACCO & CANNABIS — 1.0%
55,772,000	Altria Group, Inc.		4.0000	01/31/24	55,198,262
14,088,000	Reynolds American, Inc.		4.8500	09/15/23	14,070,382
					69,268,644
	TRANSPORTATION & LOGISTICS — 0.1%
6,500,000	Ryder System, Inc.		3.8750	12/01/23	6,456,368

	TRANSPORTATION EQUIPMENT — 0.4%
25,000,000	Daimler Trucks Finance North America, LLC(a),(d)	SOFRRATE + 1.000%	6.1020	04/07/24	25,046,829
5,000,000	Westinghouse Air Brake Technologies Corporation		4.4000	03/15/24	4,945,570
					29,992,399

	TOTAL CORPORATE BONDS (Cost $1,531,541,974)				1,529,819,349

	U.S. GOVERNMENT & AGENCIES — 51.1%
	GOVERNMENT SPONSORED — 0.7%
28,000,000	Federal Farm Credit Banks Funding Corporation(a)	SOFRRATE + 0.075%	5.1480	09/03/24	27,983,731
20,000,000	Federal Farm Credit Banks Funding Corporation(a)	FEDL01 + 0.100%	5.3050	01/24/25	20,001,802
					47,985,533

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BILLS — 50.4%
250,000,000	United States Treasury Bill(e)		0.0000	08/01/23	$250,000,000
100,000,000	United States Treasury Bill(e)		5.1200	08/24/23	99,664,211
575,000,000	United States Treasury Bill(e)		5.1800	08/31/23	572,483,179
250,000,000	United States Treasury Bill(e)		5.2600	09/19/23	248,211,557
500,000,000	United States Treasury Bill(e)		5.3300	10/19/23	494,229,985
250,000,000	United States Treasury Bill B(e)		5.3400	10/26/23	246,859,010
200,000,000	United States Treasury Floating Rate Note(a)	USBMMY3M + 0.140%	5.4810	10/31/24	200,250,048
220,000,000	United States Treasury Floating Rate Note(a)	USBMMY3M + 0.200%	5.5410	01/31/25	220,476,630
250,000,000	United States Treasury Note		3.5000	04/30/28	242,348,633
859,800,000	United States Treasury Note		4.0000	06/30/28	852,444,678
					3,426,967,931

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,478,527,258)				3,474,953,464

	CERTIFICATE OF DEPOSIT — 0.4%
	BANKING - 0.4%
24,000,000	Toronto-Dominion Bank		5.7300	03/25/24	24,025,841

	TOTAL CERTIFICATE OF DEPOSIT (Cost $24,000,000)				24,025,841

	COMMERCIAL PAPER — 0.1%
	BANKING - 0.1%
9,000,000	Hilltop Securities Incorporated(e)		5.7900	08/09/23	8,987,160

	TOTAL COMMERCIAL PAPER (Cost $8,987,160)				8,987,160

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.8%
	MONEY MARKET FUNDS - 8.8%
10,010,001	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 5.13%(f)	$10,013,004
548,841,294	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.03%(f)	548,841,294
10,000,000	Federated Hermes Institutional Prime Obligations, Institutional Class, 5.29%(f)	10,002,000
10,000,001	Goldman Sachs Financial Square Money Market Fund, Institutional Class, 5.15%(f)	10,001,001
10,000,000	JPMorgan Prime Money Market Fund, Capital Class, 5.20%(f)	10,002,000
10,000,000	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class, 5.23%(f)	9,999,001
	TOTAL MONEY MARKET FUNDS (Cost $598,856,296)	598,858,300

	TOTAL SHORT-TERM INVESTMENTS (Cost $598,856,296)	598,858,300

Counterparty		Expiration Date	Exercise Price	Notional Value
	SWAP OPTIONS PURCHASED(m) - 0.0% (c)
	PUT OPTIONS PURCHASED - 0.0%(c)
Goldman Sachs	CDXHY40 Swap Option	09/20/2023	$97.00	$500,000,000	434,000
Goldman Sachs	CDXHY40 Swap Option	09/20/2023	98.00	500,000,000	548,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,380,000)				982,000

	TOTAL SWAP OPTIONS PURCHASED (Cost - $3,380,000)				982,000

Contracts(h)
	FUTURE OPTIONS PURCHASED(m) - 0.0% (c)
	CALL OPTIONS PURCHASED - 0.0%(c)
554	S&P500 E-Mini Option Index	12/15/2023	5,000.00	127,821,650	644,025
	TOTAL CALL OPTIONS PURCHASED (Cost - $505,525)

	PUT OPTIONS PURCHASED - 0.0%(c)
2,000	S&P500 E-Mini Option Index	09/15/2023	4,000.00	461,450,000	550,000
10,000	U.S. 5 Years Futures Option Commodity	08/25/2023	95.00	106,820,000	—
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,163,300)				550,000

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $2,668,825)				1,194,025

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED – 2.2%
149,538,729	Goldman Sachs Financial Square Government Fund, Institutional Class, 5.14% (f),(l)	$149,538,729
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $149,538,729)

	TOTAL INVESTMENTS – 98.3% (Cost $6,685,689,520)	$6,682,234,375
	PUT OPTIONS WRITTEN - 0.0% (Premiums Received - $3,975,630)	(2,420,963)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	115,611,550
	NET ASSETS - 100.0%	$6,795,424,962

Counterparty		Expiration Date	Exercise Price	Notional Value
	WRITTEN SWAP OPTIONS(m) - 0.0% (i)
	PUT OPTIONS WRITTEN - 0.0%(i)
Goldman Sachs	CDXHY40 Swap Option	09/20/2023	$100.00	$200,000,000	422,200
Goldman Sachs	CDXHY40 Swap Option	09/20/2023	101.00	200,000,000	647,200
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $2,960,000)				1,069,400

	TOTAL SWAP OPTIONS WRITTEN (Premiums Received - $2,960,000)				$1,069,400

Contracts(h)
	WRITTEN FUTURE OPTIONS(m) - 0.0% (i)
	PUT OPTIONS WRITTEN - 0.0%(i)
1,000	U.S. 5 Years Futures Option Commodity	08/25/2023	108.00	10,682,000	1,351,563
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,015,630)

	TOTAL FUTURE OPTIONS WRITTEN (Premiums Received - $1,015,630)				$1,351,563

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
344	CBOT 10 Year U.S. Treasury Note	09/20/2023	$38,323,750	$(1,030,097)
9,296	CBOT 5 Year U.S. Treasury Note	09/29/2023	993,001,630	(13,938,827)
133	CME E-Mini Standard & Poor’s 500 Index	09/15/2023	30,686,425	861,200
	TOTAL FUTURES CONTRACTS			$(14,107,724)

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

FEDL01	Fed Funds Effective Rate

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE London Interbank Offered Rate USD 3 Month

USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Variable rate security; the rate shown represents the rate on July 31, 2023.

(c)	Percentage rounds to less than 0.1%.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is 138,096,973 or 2.0% of net assets.

(e)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2023.

(f)	Rate disclosed is the seven-day effective yield as of July 31, 2023.

(g)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(h)	Each contract is equivalent to one futures contract.

(i)	Percentage rounds to less than (0.1%).

(j)	Affiliated Security.

(k)	All or a portion of the security is on loan. Total loaned securities had a value of $146,401,518 at July 31, 2023.

(l)	Security purchased with cash proceeds of securities lending collateral.

(m)	Non-income producing security.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at July 31, 2023	Value	Upfront Premiums Paid	Unrealized Appreciation

Bank of America Corporation	GS	6/20/2024	1.00%	$60,000,000	$386,320	$47,662	$338,658
CDX North American High Yield Series 37	GS	12/20/2026	5.00%	98,000,000	5,581,143	922,821	4,658,322
CDX North American High Yield Series 40	GS	6/20/2028	5.00%	3,289,550,000	135,836,484	48,397,750	87,438,734
CDX North American High Yield Series 40	MS	6/20/2028	5.00%	58,400,000	2,411,531	801,341	1,610,190
Ford Motor Company	GS	12/20/2023	5.00%	10,000,000	219,403	110,054	109,349
General Motors Company	GS	12/20/2023	5.00%	10,000,000	232,333	154,156	78,177
Verizon Communications, Inc.	GS	12/20/2023	1.00%	25,000,000	79,891	23,641	56,250

TOTAL OPEN CREDIT DEFAULT SWAPS					$144,747,105	$50,457,425	$94,289,680

GS - Goldman Sachs

MS - Morgan Stanley

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at July 31, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
5,000,000	iShares iBoxx $ High Yield Corporate Bond ETF	$371,600,000	USD-Federal Funds-H.15 Minus 100 bps	8/5/2024	GS	$4,840,630
5,000,000	iShares iBoxx $ High Yield Corporate Bond ETF	371,100,000	USD-Federal Funds-H.15 Minus 160 bps	8/12/2024	GS	5,676,046
					Total:	$10,516,676

GS - Goldman Sachs International

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.4%
	U.S. TREASURY BILLS(a) — 85.4%
250,000,000	United States Treasury Bill	5.1200	08/24/23	$249,160,527
100,000,000	United States Treasury Bill	5.1800	08/31/23	99,562,292
250,000,000	United States Treasury Bill	5.2600	09/19/23	248,211,558
150,000,000	United States Treasury Bill	5.3000	09/26/23	148,768,584
150,000,000	United States Treasury Bill	5.3400	10/26/23	148,115,406
				893,818,367
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $893,831,195)			893,818,367

Shares
	SHORT-TERM INVESTMENTS — 14.6%
	MONEY MARKET FUNDS - 14.6%
152,634,742	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.03% (Cost $152,634,742)(b)	152,634,742

	TOTAL INVESTMENTS - 100.0% (Cost $1,046,465,937)	$1,046,453,109
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	45,639
	NET ASSETS - 100.0%	$1,046,498,748

(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2023.

(b)	Rate disclosed is the seven-day effective yield as of July 31, 2023.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 59.4%
	AEROSPACE & DEFENSE — 1.8%
1,000,000	Northrop Grumman Corporation		3.2500	08/01/23	$1,000,000

	AUTOMOTIVE — 4.5%
1,500,000	American Honda Finance Corporation(a)	US0003M + 0.420%	5.9330	09/08/23	1,500,559
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.670%	5.7790	01/10/25	1,000,673
					2,501,232
	BANKING — 5.5%
1,000,000	Credit Suisse A.G.		0.5200	08/09/23	999,284
1,000,000	Morgan Stanley Bank NA(a)	SOFRRATE + 0.780%	5.9610	07/16/25	1,001,538
1,000,000	Toronto-Dominion Bank (a)	SOFRRATE + 0.355%	5.4490	03/04/24	998,802
					2,999,624
	BIOTECH & PHARMA — 5.4%
1,000,000	AstraZeneca plc(a)	US0003M + 0.665%	5.9950	08/17/23	1,000,142
2,000,000	Royalty Pharma plc		0.7500	09/02/23	1,991,422
					2,991,564
	ELECTRIC UTILITIES — 5.4%
1,000,000	CenterPoint Energy, Inc.(a)	SOFRRATE + 0.650%	5.7470	05/13/24	998,900
1,979,000	Dominion Energy, Inc.(a)	US0003M + 0.530%	6.0820	09/15/23	1,979,155
					2,978,055
	FOOD — 2.6%
1,425,000	Danone S.A.(b)		2.5890	11/02/23	1,413,530

	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
1,000,000	Credit Suisse A.G.(b)		6.5000	08/08/23	997,960

	INSURANCE — 1.8%
1,000,000	Willis North America, Inc.		3.6000	05/15/24	981,442

	LEISURE FACILITIES & SERVICES — 4.5%
1,000,000	Hyatt Hotels Corporation		1.3000	10/01/23	992,485
1,500,000	Starbucks Corporation(a)	SOFRINDX + 0.420%	5.5170	02/14/24	1,499,660
					2,492,145

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 59.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 3.6%
2,000,000	Revvity, Inc.		0.5500	09/15/23	$1,987,373

	OIL & GAS PRODUCERS — 7.2%
1,000,000	Chevron USA, Inc.(a)	US0003M + 0.200%	5.5390	08/11/23	1,000,070
1,000,000	Enbridge, Inc.(a)	SOFRINDX + 0.630%	5.7270	02/16/24	1,000,523
1,000,000	Phillips 66		0.9000	02/15/24	974,072
1,000,000	Spectra Energy Partners, L.P.		4.7500	03/15/24	992,906
					3,967,571
	REAL ESTATE INVESTMENT TRUSTS — 3.6%
2,000,000	Public Storage(a)	SOFRRATE + 0.470%	5.6180	04/23/24	2,000,043

	SEMICONDUCTORS — 1.8%
1,000,000	Broadcom Corp / Broadcom Cayman Finance Ltd.		3.6250	01/15/24	989,227

	SOFTWARE — 1.8%
1,000,000	VMware, Inc.		0.6000	08/15/23	998,047

	SPECIALTY FINANCE — 1.8%
1,000,000	AerCap Ireland Capital DAC / AerCap Global		1.1500	10/29/23	987,767

	TECHNOLOGY HARDWARE — 1.8%
1,000,000	Hewlett Packard Enterprise Company		4.4500	10/02/23	997,833

	TELECOMMUNICATIONS — 3.6%
2,000,000	Sprint Corporation		7.8750	09/15/23	2,003,354

	TRANSPORTATION EQUIPMENT — 0.9%
500,000	Westinghouse Air Brake Technologies Corporation		4.4000	03/15/24	494,557

	TOTAL CORPORATE BONDS (Cost $32,804,170)				32,781,324

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.9%
	GOVERNMENT SPONSORED — 1.8%
1,000,000	Federal Farm Credit Banks Funding Corporation(a)	SOFRRATE + 0.075%	5.1480	09/03/24	$999,419

	U.S. TREASURY BILLS — 8.1%
3,500,000	United States Treasury Bill(c)		5.2700	10/03/23	3,467,943
1,000,000	United States Treasury Floating Rate Note(a)	USBMMY3M + 0.169%	5.5100	04/30/25	1,001,192
					4,469,135

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,468,333)				5,468,554

Shares
	SHORT-TERM INVESTMENTS — 23.2%
	MONEY MARKET FUNDS - 23.2%
10,796,198	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.03%(d)				10,796,198
2,000,000	Federated Hermes Institutional Prime Obligations, Institutional Class, 5.29%(d)				2,000,400
	TOTAL MONEY MARKET FUNDS (Cost $12,796,198)				12,796,598

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,796,198)				12,796,598

	TOTAL INVESTMENTS - 92.5% (Cost $51,068,701)				$51,046,476
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.5%				4,137,545
	NET ASSETS - 100.0%				$55,184,021

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
238	CME E-Mini Standard & Poor’s 500 Index Futures	09/15/2023	$54,912,550	$2,317,013
	TOTAL FUTURES CONTRACTS

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE London Interbank Offered Rate USD 3 Month

USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is $2,411,490 or 4.4% of net assets.

(c)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2023.

(d)	Rate disclosed is the seven-day effective yield as of July 31, 2023.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 85.1%
	AEROSPACE & DEFENSE — 1.2%
750,000	Huntington Ingalls Industries, Inc.		0.6700	08/16/23	$748,368

	ASSET MANAGEMENT — 2.5%
1,500,000	Charles Schwab Corporation(a)	SOFRRATE + 0.500%	5.5940	03/18/24	1,497,042

	AUTOMOTIVE — 7.9%
1,563,000	American Honda Finance Corporation(a)	US0003M + 0.420%	5.9330	09/08/23	1,563,582
1,240,000	American Honda Finance Corporation(a)	SOFRRATE + 0.670%	5.7790	01/10/25	1,240,835
2,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.380%	5.5280	02/22/24	2,000,740
					4,805,157
	BANKING — 14.0%
1,000,000	Bank of Nova Scotia(a)	SOFRRATE + 0.380%	5.6830	07/31/24	997,151
1,110,000	Canadian Imperial Bank of Commerce(a)	US0003M + 0.660%	6.2040	09/13/23	1,110,666
1,000,000	Credit Suisse A.G.		0.5200	08/09/23	999,284
1,000,000	Credit Suisse A.G.		0.4950	02/02/24	971,136
1,000,000	HSBC Holdings plc(b)	US0003M + 1.211%	3.8030	03/11/25	984,786
500,000	KeyBank NA(b)	SOFRRATE + 0.320%	0.4330	06/14/24	490,695
2,000,000	Morgan Stanley Bank NA(a)	SOFRRATE + 0.780%	5.9610	07/16/25	2,003,075
1,000,000	Royal Bank of Canada(a)	SOFRINDX + 0.300%	5.4300	01/19/24	998,549
					8,555,342
	BIOTECH & PHARMA — 3.3%
1,000,000	AstraZeneca plc(a)	US0003M + 0.665%	5.9950	08/17/23	1,000,142
1,000,000	Royalty Pharma plc		0.7500	09/02/23	995,711
					1,995,853
	CONSTRUCTION MATERIALS — 2.5%
1,500,000	Carlisle Companies, Inc.		0.5500	09/01/23	1,493,428

	ELEC & GAS MARKETING & TRADING — 2.5%
1,500,000	Centrica plc(c)		4.0000	10/16/23	1,493,783

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 85.1% (Continued)
	ELECTRIC UTILITIES — 7.1%
1,299,000	CenterPoint Energy, Inc.(a)	SOFRRATE + 0.650%	5.7470	05/13/24	$1,297,571
2,000,000	Dominion Energy, Inc.(a)	US0003M + 0.530%	6.0820	09/15/23	2,000,156
1,000,000	Florida Power & Light Company(a)	SOFRINDX + 0.380%	5.4890	01/12/24	1,000,003
					4,297,730
	FOOD — 2.9%
750,000	Conagra Brands, Inc.		0.5000	08/11/23	748,985
1,000,000	Conagra Brands, Inc.		4.3000	05/01/24	988,907
					1,737,892
	HEALTH CARE FACILITIES & SERVICES — 1.6%
1,000,000	AmerisourceBergen Corporation		3.4000	05/15/24	981,533

	INSURANCE — 4.2%
1,592,000	Reliance Standard Life Global Funding II(c)		3.8500	09/19/23	1,587,445
1,000,000	Willis North America, Inc.		3.6000	05/15/24	981,442
					2,568,887
	LEISURE FACILITIES & SERVICES — 4.9%
1,000,000	Hyatt Hotels Corporation		1.3000	10/01/23	992,485
2,000,000	Starbucks Corporation(a)	SOFRINDX + 0.420%	5.5170	02/14/24	1,999,547
					2,992,032
	MEDICAL EQUIPMENT & DEVICES — 1.6%
1,000,000	Revvity, Inc.		0.5500	09/15/23	993,687

	OIL & GAS PRODUCERS — 9.4%
1,238,000	Chevron Corporation		2.8950	03/03/24	1,219,182
530,000	Enbridge, Inc.		2.1500	02/16/24	518,822
2,000,000	Enbridge, Inc.(a)	SOFRINDX + 0.630%	5.7270	02/16/24	2,001,047
2,000,000	Spectra Energy Partners, L.P.		4.7500	03/15/24	1,985,812
					5,724,863
	REAL ESTATE INVESTMENT TRUSTS — 2.1%
1,250,000	Public Storage(a)	SOFRRATE + 0.470%	5.6180	04/23/24	1,250,027

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 85.1% (Continued)
	RETAIL - CONSUMER STAPLES — 1.6%
1,000,000	7-Eleven, Inc.(c)		0.8000	02/10/24	$973,123

	SEMICONDUCTORS — 1.8%
1,151,000	Broadcom Corp / Broadcom Cayman Finance Ltd.		3.6250	01/15/24	1,138,600

	SOFTWARE — 1.5%
900,000	VMware, Inc.		0.6000	08/15/23	898,243

	SPECIALTY FINANCE — 1.6%
1,000,000	AerCap Ireland Capital DAC / AerCap Global		1.1500	10/29/23	987,767

	TECHNOLOGY SERVICES — 3.2%
2,000,000	International Business Machines Corporation		3.6250	02/12/24	1,978,696

	TELECOMMUNICATIONS — 3.3%
2,000,000	Sprint Corporation		7.1250	06/15/24	2,020,598

	TOBACCO & CANNABIS — 2.8%
750,000	Altria Group, Inc.		4.0000	01/31/24	742,285
1,000,000	Reynolds American, Inc.		4.8500	09/15/23	998,749
					1,741,034
	TRANSPORTATION EQUIPMENT — 1.6%
1,000,000	Westinghouse Air Brake Technologies Corporation		4.4000	03/15/24	989,114

	TOTAL CORPORATE BONDS (Cost $51,891,749)				51,862,799

	MUNICIPAL BONDS — 3.5%
	SINGLE-FAMILY HOUSING — 1.2%
745,000	State of New York Mortgage Agency		0.7500	04/01/24	721,637

	WATER AND SEWER — 2.3%
1,380,000	Washington County Clean Water Services		4.9780	10/01/23	1,378,732
	TOTAL MUNICIPAL BONDS (Cost $2,100,324)				2,100,369

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.9%
	GOVERNMENT SPONSORED — 3.3%
1,000,000	Federal Farm Credit Banks Funding Corporation(a)	SOFRRATE + 0.075%	5.1480	09/03/24	$999,419
1,000,000	Federal Farm Credit Banks Funding Corporation(a)	FEDL01 + 0.100%	5.3050	01/24/25	1,000,090
					1,999,509
	U.S. TREASURY BILLS — 1.6%
1,000,000	United States Treasury Floating Rate Note(a)	USBMMY3M + 0.169%	5.5100	04/30/25	1,001,192

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,000,544)				3,000,701

	CERTIFICATE OF DEPOSIT — 1.6%
	BANKING - 1.6%
1,000,000	Toronto-Dominion Bank		5.7300	03/25/24	1,001,077

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)				1,001,077

	COMMERCIAL PAPER — 3.3%
	BANKING - 3.3%
2,000,000	Hilltop Securities Incorporated(e)		5.7900	08/09/23	1,997,147

	TOTAL COMMERCIAL PAPER (Cost $1,997,147)				1,997,147

Shares
	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
554,965	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.03% (Cost $554,965)(d)				554,965

	TOTAL INVESTMENTS - 99.3% (Cost $60,544,729)				$60,517,058
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%				428,701
	NET ASSETS - 100.0%				$60,945,759

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

FEDL01	Fed Funds Effective Rate

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE London Interbank Offered Rate USD 3 Month

USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Variable rate security; the rate shown represents the rate on July 31, 2023.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is $4,054,351 or 6.7% of net assets.

(d)	Rate disclosed is the seven-day effective yield as of July 31, 2023.

(e)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2023.